UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

DATE OF REPORTING PERIOD: JUNE 30, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—54.7%
		Consumer Discretionary—7.1%
25,000		bebe stores, inc.	$ 240,250
29,800		BorgWarner, Inc.	1,322,524
69,000		Brown Shoe Company, Inc.	934,950
32,100	*	Carter's, Inc.	443,622
53,100		CBS Corporation - Class "B"	1,034,919
50,600	*	CEC Entertainment, Inc.	1,417,306
40,000		Cinemark Holdings, Inc.	522,400
38,800		Clear Channel Communications, Inc.	1,365,760
35,500	*	Coach, Inc.	1,025,240
26,800	*	Eddie Bauer Holdings, Inc.	111,220
19,100		Genuine Parts Company	757,888
23,600		H&R Block, Inc.	505,040
64,200		Home Depot, Inc.	1,503,564
14,900		J.C. Penney Company, Inc.	540,721
56,800	*	Jack in the Box, Inc.	1,272,888
55,500	*	Lincoln Educational Services Corporation	645,465
24,500		Luxottica Group SpA (ADR)	571,585
39,400		McDonald's Corporation	2,215,068
102,700	*	Morgans Hotel Group Company	1,057,810
21,600		Movado Group, Inc.	427,680
48,800		Newell Rubbermaid, Inc.	819,352
13,200		Polo Ralph Lauren Corporation - Class "A"	828,696
67,500		Ruby Tuesday, Inc.	364,500
13,600		Sherwin-Williams Company	624,648
55,100		Staples, Inc.	1,308,625
26,800	*	Steiner Leisure, Ltd.	759,780
30,750	*	Viacom, Inc. - Class "B"	939,105
56,000	*	Westwood One, Inc.	69,440
66,160		Wyndham Worldwide Corporation	1,184,926

			24,814,972

		Consumer Staples—6.5%
96,500		Altria Group, Inc.	1,984,040
35,200		Avon Products, Inc.	1,267,904
16,200	*	Chattem, Inc.	1,053,810
18,100		Coca-Cola Company	940,838
62,800		CVS Caremark Corporation	2,484,996
29,349		Kraft Foods, Inc. - Class "A"	834,979
132,200		Nu Skin Enterprises, Inc. - Class "A"	1,972,424
13,500		PepsiCo, Inc.	858,465
61,000		Philip Morris International, Inc.	3,012,790
21,000		Procter & Gamble Company	1,277,010
62,100		Safeway, Inc.	1,772,955
23,817		Tootsie Roll Industries, Inc.	598,521
68,700		Walgreen Company	2,233,437
40,800		Wal-Mart Stores, Inc.	2,292,960

			22,585,129

		Energy—6.0%
16,000		Anadarko Petroleum Corporation	1,197,440
100	*	Bristow Group, Inc.	4,949
67,500	*	Cal Dive International, Inc.	964,575
12,950		Chesapeake Energy Corporation	854,182
23,800		ConocoPhillips	2,246,482
30,800		ExxonMobil Corporation	2,714,404
1,897		Hugoton Royalty Trust	70,189
8,386		Marathon Oil Corporation	434,982
42,600		Noble Corporation	2,767,296
23,000		Sasol, Ltd. (ADR)	1,355,620

51,000		Suncor Energy, Inc.	2,964,120
14,470	*	Transocean, Inc.	2,205,083
20,600		World Fuel Services Corporation	451,964
39,532		XTO Energy, Inc.	2,708,337

			20,939,623

		Financials—4.8%
13,700		American Express Company	516,079
29,100		American International Group, Inc.	769,986
29,100		Astoria Financial Corporation	584,328
39,200		Bank of America Corporation	935,704
48,600		Brookline Bancorp, Inc.	464,130
17,092		Capital One Financial Corporation	649,667
29,800		Citigroup, Inc.	499,448
53,700		Colonial BancGroup, Inc.	237,354
26,550		Discover Financial Services	349,663
48,750	*	First Mercury Financial Corporation	859,950
13,324		Hartford Financial Services Group, Inc.	860,331
48,200		JPMorgan Chase & Company	1,653,742
24,499		KeyCorp	268,999
10,100		Merrill Lynch & Company, Inc.	320,271
19,100		Morgan Stanley	688,937
53,900		New York Community Bancorp, Inc.	961,576
73,200		NewAlliance Bancshares, Inc.	913,536
34,800		South Financial Group, Inc.	136,416
47,975		Sovereign Bancorp, Inc.	353,096
87,800		Sunstone Hotel Investors, Inc. (REIT)	1,457,480
14,100		SunTrust Banks, Inc.	510,702
53,400		U.S. Bancorp	1,489,326
10,200		Wachovia Corporation	158,406
16,700		Webster Financial Corporation	310,620
36,800		Wells Fargo & Company	874,000

			16,823,747

		Health Care—6.0%
38,000		Abbott Laboratories	2,012,860
27,400		Aetna, Inc.	1,110,522
12,600	*	Amgen, Inc.	594,216
32,500	*	Barr Pharmaceuticals, Inc.	1,465,100
5,900		Baxter International, Inc.	377,246
5,300	*	Genentech, Inc.	402,270
47,200		Johnson & Johnson	3,036,848
13,400	*	Laboratory Corporation of America Holdings	933,042
20,200		Medtronic, Inc.	1,045,350
26,700		Merck & Company, Inc.	1,006,323
114,680		Pfizer, Inc.	2,003,460
33,700		Sanofi-Aventis (ADR)	1,119,851
33,200	*	St. Jude Medical, Inc.	1,357,216
30,900	*	Thermo Fisher Scientific, Inc.	1,722,057
24,200	*	TriZetto Group, Inc.	517,396
47,300		Wyeth	2,268,508

			20,972,265

		Industrials—10.4%
41,700		3M Company	2,901,903
77,400	*	AAR Corporation	1,047,222
22,700		Alexander & Baldwin, Inc.	1,033,985
69,904	*	Altra Holdings, Inc.	1,175,086
50,000		Armstrong World Industries, Inc.	1,461,000
42,400		Avery Dennison Corporation	1,862,632
45,600		Barnes Group, Inc.	1,052,904
25,450	*	BE Aerospace, Inc.	592,730
20,200		Burlington Northern Santa Fe Corporation	2,017,778
34,000		Chicago Bridge & Iron Company NV - NY Shares	1,353,880
20,700		Dover Corporation	1,001,259
88,200		General Electric Company	2,354,058
34,100		Harsco Corporation	1,855,381
37,100		Honeywell International, Inc.	1,865,388
30,000		IDEX Corporation	1,105,200
37,300		Illinois Tool Works, Inc.	1,772,123
14,300		Lockheed Martin Corporation	1,410,838
85,100	*	Mobile Mini, Inc.	1,702,000
24,600		Northrop Grumman Corporation	1,645,740
30,200	*	PGT, Inc.	103,888

27,000		*	Pinnacle Airlines Corporation	85,320
11,700			Precision Castparts Corporation	1,127,529
81,200			TAL International Group, Inc.	1,846,488
18,600			Textainer Group Holdings, Ltd.	363,258
27,175			Tyco International, Ltd.	1,088,087
38,100			United Technologies Corporation	2,350,770

				36,176,447

			Information Technology—9.0%
7,900		*	CACI International, Inc. - Class "A"	361,583
106,200		*	Cisco Systems, Inc.	2,470,212
56,100		*	Electronics for Imaging, Inc.	819,060
99,400		*	EMC Corporation	1,460,186
79,400		*	Entrust, Inc.	233,436
51,000			Harris Corporation	2,574,990
37,500			Hewlett-Packard Company	1,657,875
49,600			Intel Corporation	1,065,408
31,000			International Business Machines Corporation	3,674,430
54,000		*	Macrovision Solutions Corporation	807,840
107,900			Microsoft Corporation	2,968,329
43,400		*	NCI, Inc. - Class "A"	992,992
72,500			Nokia Corporation - Class "A" (ADR)	1,776,250
54,600		*	Parametric Technology Corporation	910,182
46,500			QUALCOMM, Inc.	2,063,205
34,000		*	SI International, Inc.	711,960
94,000		*	Symantec Corporation	1,818,900
129,700		*	TIBCO Software, Inc.	992,205
13,175			Tyco Electronics, Ltd.	471,929
23,000		*	ValueClick, Inc.	348,450
40,076			Western Union Company	990,679
26,700		*	Wright Express Corporation	662,160
53,700			Xilinx, Inc.	1,355,925

				31,188,186

			Materials—3.3%
52,600			Celanese Corporation - Series "A"	2,401,716
23,100			Dow Chemical Company	806,421
18,200			Freeport-McMoRan Copper & Gold, Inc.	2,132,858
36,500			Lubrizol Corporation	1,691,045
18,800			PPG Industries, Inc.	1,078,556
17,000			Praxair, Inc.	1,602,080
63,700			RPM International, Inc.	1,312,220
41,550			Temple-Inland, Inc.	468,268

				11,493,164

			Telecommunication Services—1.2%
53,100			AT&T, Inc.	1,788,939
67,900			Verizon Communications, Inc.	2,403,660

				4,192,599

			Utilities—.4%
30,700			Atmos Energy Corporation	846,399
13,700			Consolidated Edison, Inc.	535,533

				1,381,932

Total Value of Common Stocks (cost $168,352,499)				190,568,064

			MORTGAGE-BACKED CERTIFICATES—16.6%
			Fannie Mae—15.9%
$1,897	M		5%, 7/1/2033	1,830,752
24,688	M		5.5%, 4/1/2033 - 5/1/2038	24,416,622
21,924	M		6%, 5/1/2036 - 1/1/2038	22,151,078
5,081	M		6.5%, 11/1/2033 - 7/1/2037	5,249,458
1,583	M		7%, 3/1/2032 - 8/1/2032	1,686,480

				55,334,390

			Freddie Mac—.7%
2,522	M		6%, 9/1/2032 - 10/1/2035	2,555,370

Total Value of Mortgage-Backed Certificates (cost $57,854,200)				57,889,760

			CORPORATE BONDS—13.9%
			Consumer Non-Durables—.2%
700	M		Newell Rubbermaid, Inc., 6.75%, 2012	719,989

			Energy—1.4%
1,000	M		Canadian Natural Resources, Ltd., 5.9%, 2018	995,396
750	M		Husky Oil, 8.9%, 2028	754,220
500	M		Kinder Morgan Finance Co., 5.35%, 2011	485,000

1,000	M	Northern Border Pipeline Co., 7.1%, 2011		1,040,518
1,000	M	Pacific Energy Partners LP, 7.125%, 2014		1,009,277
500	M	Spectra Energy Capital, LLC, 6.2%, 2018		487,349

				4,771,760

		Financial Services—1.5%
1,000	M	CoBank, ACB, 7.875%, 2018	(a)	994,664
1,000	M	Fifth Third Bancorp, 5.45%, 2017		805,677
500	M	Hibernia Corp., 5.35%, 2014		462,142
760	M	Independence Community Bank Corp., 4.9%, 2010		694,197
1,000	M	Nationsbank Corp., 7.8%, 2016		1,073,204
1,000	M	Prudential Financial, Inc., 6%, 2017		990,723
335	M	Washington Mutual Bank, 5.95%, 2013		278,330

				5,298,937

		Financials—2.1%
1,000	M	American General Finance Corp., 6.9%, 2017		873,007
1,000	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,045,367
927	M	Ford Motor Credit Co., 9.75%, 2010		808,613
1,000	M	General Motors Acceptance Corp., 7.75%, 2010		855,420
1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036		894,388
1,000	M	International Lease Finance Corp., 6.625%, 2013		899,470
1,000	M	Merrill Lynch & Co., 5.45%, 2013		944,138
1,000	M	Morgan Stanley, 6.625%, 2018		949,185

				7,269,588

		Food/Beverage/Tobacco—1.6%
500	M	Anheuser-Busch Cos., Inc., 4.375%, 2013		475,477
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013		1,151,500
900	M	Cargill, Inc., 6%, 2017	(a)	896,427
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		1,122,826
2,000	M	Philip Morris International, Inc., 5.65%, 2018		1,947,544

				5,593,774

		Food/Drug—.2%
700	M	Kroger Co., 6.75%, 2012		737,777

		Gaming/Leisure—.2%
750	M	MGM Mirage, Inc., 8.5%, 2010		744,375

		Information Technology—.6%
1,000	M	International Business Machines Corp., 7%, 2025		1,075,802
1,000	M	Oracle Corp., 5.75%, 2018		1,000,996

				2,076,798

		Manufacturing—.3%
1,000	M	Crane Co., 6.55%, 2036		930,263

		Manufacturing-Diversified—.5%
1,200	M	General Electric Co., 5.25%, 2017		1,155,706
500	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016	(a)	501,486

				1,657,192

		Media-Broadcasting—.4%
750	M	Comcast Cable Communications, Inc., 7.125%, 2013		791,507
800	M	Cox Communications, Inc., 5.5%, 2015		772,211

				1,563,718

		Media-Diversified—.9%
		AOL Time Warner, Inc.:
750	M	6.75%, 2011		767,192
1,000	M	6.875%, 2012		1,023,903
1,000	M	McGraw-Hill Cos., Inc., 5.9%, 2017		988,969
500	M	News America, Inc., 5.3%, 2014		490,786

				3,270,850

		Metals/Mining—1.0%
1,000	M	Alcoa, Inc., 6%, 2012		1,001,893
2,000	M	ArcelorMittal, 6.125%, 2018	(a)	1,958,088
500	M	Vale Overseas, Ltd., 6.875%, 2036		466,867

				3,426,848

		Telecommunications—1.2%
800	M	GTE Corp., 6.84%, 2018		825,022
600	M	SBC Communications, Inc., 6.25%, 2011		620,797
1,000	M	Verizon Communications, Inc., 5.5%, 2018		953,053
600	M	Verizon New York, Inc., 6.875%, 2012		626,252
1,000	M	Vodafone AirTouch PLC, 7.75%, 2010		1,045,364

				4,070,488

		Transportation—.1%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		473,788

		Utilities—1.4%
2,000	M	E. ON International Finance BV, 5.8%, 2018	(a)	1,965,638
350	M	Entergy Gulf States, Inc., 5.25%, 2015		330,535
1,000	M	Great River Energy, 5.829%, 2017	(a)	994,668
350	M	NY State Gas & Electric Co., 6.15%, 2017	(a)	347,442
900	M	Public Service Electric & Gas Co., 6.75%, 2016		971,027
350	M	Southwestern Electric Power Co., 5.875%, 2018		335,587

				4,944,897

		Waste Management—.3%
1,000	M	Waste Management, Inc., 6.875%, 2009		1,019,942

Total Value of Corporate Bonds (cost $50,661,966)				48,570,984

		U.S. GOVERNMENT AGENCY OBLIGATIONS—3.2%
5,000	M	Fannie Mae, 5%, 2011		5,208,390
2,000	M	Federal Home Loan Bank, 5%, 2018		1,987,546
		Freddie Mac:
1,000	M	6%, 2017		1,024,101
1,000	M	6%, 2018		1,007,614
2,000	M	Tennessee Valley Authority, 4.5%, 2018		1,957,714

Total Value of U.S. Government Agency Obligations (cost $11,343,713)				11,185,365

		U.S. GOVERNMENT OBLIGATIONS—2.3%
		U.S. Treasury Notes:
4,000	M	3.875%, 2018		3,967,816
3,500	M	5.375%, 2031		3,889,925

Total Value of U.S. Government Obligations (cost $7,681,795)				7,857,741

		PREFERRED STOCKS—2.2%
		Financials—1.6%
1,000,000		Bank of America Corp., 8%, 2049		938,390
40,000		Citigroup, Inc., 8.125%, 2049 - Series "AA"		896,000
2,000,000		JPMorgan Chase & Co., 7.9%, 2049		1,880,860
40,000		Lehman Brothers Holdings, 7.95%, Series "Z"		814,000
1,000,000		Wachovia Corp., 7.98%, 2049		921,050

				5,450,300

		U.S. Government Agency—.6%
40,000		Fannie Mae, 8.25%, 2045		918,000
48,000		Freddie Mac, 8.375%, 2047 - Series "Z"		1,166,400

				2,084,400

Total Value of Preferred Stocks (cost $8,247,650)				7,534,700

		AUCTION RATE SECURITIES(b)—.6%
$2,000	M	Washington St. Pub. Pwr. Supply Sys. No. 3 Elec. Rev., 7%, 2018 (cost $2,000,000)		2,000,000

		MUNICIPAL BONDS—1.6%
4,000	M	California State General Obligation, 5%, 2034		3,948,160
1,965	M	Tobacco Settlement Fin. Auth., West Virginia, Series "A", 7.467%, 2047		1,755,413

Total Value of Municipal Bonds (cost $5,829,120)				5,703,573

		PASS THROUGH CERTIFICATES—.1%
		Transportation
588	M	Continental Airlines, Inc., 8.388%, 2020 (cost $613,930)		511,541

		SHORT-TERM INVESTMENTS—5.7%
		Money Market Fund
19,735	M	First Investors Cash Reserve Fund, 2.24% (cost $19,735,000)	(b)	19,735,000

Total Value of Investments (cost $332,319,873)		100.9%		351,556,728
Excess of Liabilities Over Other Assets		(.9)		(3,070,766)

Net Assets		100.0%		$ 348,485,962

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2008, the Fund held seven 144A securities with an aggregate value of $7,658,413 representing 2.2% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for federal income tax purposes was
$333,939,839. Accumulated net unrealized appreciation on investments was
$17,616,889, consisting of $45,775,588 gross unrealized appreciation and
$28,158,699 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2008

Shares
or
Principal
Amount	Security	Value

	COMMON STOCKS—93.3%
	Consumer Discretionary—12.8%
123,600	bebe stores, inc.	$ 1,187,796
24,500	Best Buy Company, Inc.	970,200
58,900	Bob Evans Farms, Inc.	1,684,540
55,800	Carnival Corporation	1,839,168
34,300	CBS Corporation - Class "B"	668,507
94,700	Cinemark Holdings, Inc.	1,236,782
85,100	Clear Channel Communications, Inc.	2,995,520
131,400	Family Dollar Stores, Inc.	2,620,116
58,300	Gannett Company, Inc.	1,263,361
46,000	Genuine Parts Company	1,825,280
62,000	H&R Block, Inc.	1,326,800
96,400	Home Depot, Inc.	2,257,688
36,800	J.C. Penney Company, Inc.	1,335,472
38,100	Kenneth Cole Productions, Inc. - Class "A"	483,870
41,300	Lee Enterprises, Inc.	164,787
109,100	Leggett & Platt, Inc.	1,829,607
50,900	Lowe's Companies, Inc.	1,056,175
16,400	Magna International, Inc. - Class "A"	971,536
91,900	Marine Products Corporation	606,540
66,000	McDonald's Corporation	3,710,520
101,700	New York Times Company - Class "A"	1,565,163
42,500	Newell Rubbermaid, Inc.	713,575
121,600	Pearson PLC (ADR)	1,489,600
112,400	Ruby Tuesday, Inc.	606,960
78,000	Staples, Inc.	1,852,500
68,700	Tiffany & Company	2,799,525
199,600	Time Warner, Inc.	2,954,080
131,500	Walt Disney Company	4,102,800
39,220	Wyndham Worldwide Corporation	702,430

		46,820,898

	Consumer Staples—14.8%
93,700	Anheuser-Busch Companies, Inc.	5,820,644
76,400	Avon Products, Inc.	2,751,928
15,200	B&G Foods, Inc. - Class "A"	141,968
84,300	Coca-Cola Company	4,381,914
59,400	ConAgra Foods, Inc.	1,145,232
23,881	Del Monte Foods Company	169,555
45,200	Diageo PLC (ADR)	3,338,924
34,100	Estee Lauder Companies, Inc. - Class "A"	1,583,945
35,400	Fomento Economico Mexicano SA de CV (ADR)	1,611,054
32,125	General Mills, Inc.	1,952,236
53,600	H.J. Heinz Company	2,564,760
91,900	Hershey Corporation	3,012,482

59,600	Kimberly-Clark Corporation	3,562,888
160,700	Kraft Foods, Inc. - Class "A"	4,571,915
71,000	PepsiAmericas, Inc.	1,404,380
57,700	Philip Morris International, Inc.	2,849,803
30,400	Ruddick Corporation	1,043,024
176,700	Sara Lee Corporation	2,164,575
37,100	UST, Inc.	2,026,031
78,300	Walgreen Company	2,545,533
99,000	Wal-Mart Stores, Inc.	5,563,800

		54,206,591

	Energy—10.2%
51,000	Anadarko Petroleum Corporation	3,816,840
49,200	BP PLC (ADR)	3,422,844
60,417	Chevron Corporation	5,989,137
59,300	ConocoPhillips	5,597,327
30,800	Diamond Offshore Drilling, Inc.	4,285,512
8,100	Hess Corporation	1,022,139
101,600	Marathon Oil Corporation	5,269,992
54,100	Royal Dutch Shell PLC - Class "A" (ADR)	4,420,511
53,900	Tidewater, Inc.	3,505,117

		37,329,419

	Financials—17.3%
18,000	ACE, Ltd.	991,620
39,500	Allstate Corporation	1,800,805
44,300	Aon Corporation	2,035,142
45,000	Aspen Insurance Holdings, Ltd.	1,065,150
35,000	Assured Guaranty, Ltd.	629,650
157,200	Bank Mutual Corporation	1,578,288
91,866	Bank of America Corporation	2,192,842
93,028	Bank of New York Mellon Corporation	3,519,249
69,821	Brookfield Asset Management, Inc. - Class "A"	2,271,975
25,903	Capital One Financial Corporation	984,573
43,456	Chubb Corporation	2,129,779
54,047	Cincinnati Financial Corporation	1,372,794
99,400	Citigroup, Inc.	1,665,944
44,800	Comerica, Inc.	1,148,224
33,500	EMC Insurance Group, Inc.	806,680
39,149	Erie Indemnity Company - Class "A"	1,806,726
85,900	First Potomac Realty Trust (REIT)	1,309,116
88,900	Hudson City Bancorp, Inc.	1,482,852
73,500	Invesco, Ltd.	1,762,530
197,200	Investors Real Estate Trust (REIT)	1,881,288
100,300	JPMorgan Chase & Company	3,441,293
58,600	KeyCorp	643,428
44,074	Lincoln National Corporation	1,997,434
49,300	Merrill Lynch & Company, Inc.	1,563,303
53,600	Morgan Stanley	1,933,352
118,300	NewAlliance Bancshares, Inc.	1,476,384
16,300	One Liberty Properties, Inc. (REIT)	265,853
120,600	People's United Financial, Inc.	1,881,360
47,300	Plum Creek Timber Company, Inc. (REIT)	2,020,183
43,300	PNC Financial Services Group, Inc.	2,472,430
49,300	Protective Life Corporation	1,875,865
115,117	Regions Financial Corporation	1,255,926
29,093	State Street Corporation	1,861,661
41,300	SunTrust Banks, Inc.	1,495,886

116,400	U-Store-It Trust (REIT)	1,390,980
64,913	Wachovia Corporation	1,008,099
34,600	Waddell & Reed Financial, Inc. - Class "A"	1,211,346
96,300	Wells Fargo & Company	2,287,125
97,300	Westfield Financial, Inc.	880,565

		63,397,700

	Health Care—5.7%
71,400	Abbott Laboratories	3,782,058
27,875	Covidien, Ltd.	1,334,934
55,600	GlaxoSmithKline PLC (ADR)	2,458,632
90,800	Johnson & Johnson	5,842,072
49,700	Novartis AG (ADR)	2,735,488
179,500	Pfizer, Inc.	3,135,865
81,700	Schering-Plough Corporation	1,608,673

		20,897,722

	Industrials—10.2%
36,900	3M Company	2,567,871
2,600	Alexander & Baldwin, Inc.	118,430
58,600	Avery Dennison Corporation	2,574,298
73,300	Dover Corporation	3,545,521
37,600	General Dynamics Corporation	3,165,920
149,800	General Electric Company	3,998,162
65,400	Honeywell International, Inc.	3,288,312
17,800	Hubbell, Inc. - Class "B"	709,686
56,200	Illinois Tool Works, Inc.	2,670,062
10,700	ITT Corporation	677,631
38,430	Lawson Products, Inc.	952,295
79,200	Masco Corporation	1,245,816
30,600	Norfolk Southern Corporation	1,917,702
65,900	Pitney Bowes, Inc.	2,247,190
47,800	Textainer Group Holdings, Ltd.	933,534
30,375	Tyco International, Ltd.	1,216,215
47,000	United Parcel Service, Inc. - Class "B"	2,889,090
139,600	Werner Enterprises, Inc.	2,593,768

		37,311,503

	Information Technology—6.7%
74,700	Automatic Data Processing, Inc.	3,129,930
76,300	AVX Corporation	862,953
36,465	Bel Fuse, Inc. - Class "B"	901,050
85,600	Hewlett-Packard Company	3,784,376
59,300	Intel Corporation	1,273,764
12,200	International Business Machines Corporation	1,446,066
159,100	Methode Electronics, Inc.	1,662,595
120,500	Microsoft Corporation	3,314,955
66,300	Molex, Inc.	1,618,383
130,700	Motorola, Inc.	959,338
89,900	Nokia Corporation - Class "A" (ADR)	2,202,550
38,600	Texas Instruments, Inc.	1,086,976
35,275	Tyco Electronics, Ltd.	1,263,551
35,500	Xilinx, Inc.	896,375

		24,402,862

	Materials—7.6%
31,500	Air Products & Chemicals, Inc.	3,114,090
63,200	Alcoa, Inc.	2,251,184

38,600		Bemis Company, Inc.	865,412
31,200		Compass Minerals International, Inc.	2,513,472
106,700		Dow Chemical Company	3,724,897
105,100		DuPont (E.I.) de Nemours & Company	4,507,739
72,300		Glatfelter	976,773
46,100		Lubrizol Corporation	2,135,813
55,000		MeadWestvaco Corporation	1,311,200
73,830		Myers Industries, Inc.	601,715
31,600		PPG Industries, Inc.	1,812,892
144,800		Sappi, Ltd. (ADR)	1,721,672
73,000		Sonoco Products Company	2,259,350

			27,796,209

		Telecommunication Services—3.4%
141,430		AT&T, Inc.	4,764,777
55,200		D&E Communications, Inc.	490,728
21,420		Embarq Corporation	1,012,523
24,000		Telephone & Data Systems, Inc.	1,134,480
30,000		Telephone & Data Systems, Inc. - Special Shares	1,323,000
103,128		Verizon Communications, Inc.	3,650,731

			12,376,239

		Utilities—4.6%
20,150		American States Water Company	704,041
33,000		Duke Energy Corporation	573,540
30,300		FPL Group, Inc.	1,987,074
10,700		Integrys Energy Group, Inc.	543,881
80,050		MDU Resources Group, Inc.	2,790,543
130,600		NiSource, Inc.	2,340,352
40,200		ONEOK, Inc.	1,962,966
47,900		Portland General Electric Company	1,078,708
56,700		Southwest Gas Corporation	1,685,691
48,700		United Utilities PLC (ADR)	1,330,728
56,700		Vectren Corporation	1,769,607

			16,767,131

Total Value of Common Stocks (cost $304,521,154)			341,306,274

		PREFERRED STOCKS—.7%
		Financials—.2%
44,000		Citigroup Capital XVI, 6.45%, 2066 - Series "W"	809,600

		Telecommunication Services—.3%
44,800		AT&T, Inc., 6.375%, 2056	1,120,448

		Utilities—.2%
31,600		Entergy Louisiana, LLC, 7.6% 2032	789,052

Total Value of Preferred Stocks (cost $3,035,047)			2,719,100

		SHORT-TERM INVESTMENTS—6.2%
		Money Market Fund
$22,500	M	First Investors Cash Reserve Fund, 2.24% (cost $22,500,000) *	22,500,000

Total Value of Investments (cost $330,056,201)		100.2%	366,525,374
Excess of Liabilities Over Other Assets		(.2)	(725,198)

Net Assets		100.0%	$ 365,800,176

*	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at June
30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for federal income tax purposes was $330,075,305. Accumulated net unrealized
appreciation on investments was $36,450,069, consisting of
$77,488,382 gross unrealized appreciation and $41,038,313
gross unrealized depreciation.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—99.3%
		Consumer Discretionary—8.9%
41,200		Best Buy Company, Inc.	$ 1,631,520
45,100		Carnival Corporation	1,486,496
89,295		CBS Corporation - Class "B"	1,740,360
56,800		Clear Channel Communications, Inc.	1,999,360
47,394		Comcast Corporation - Class "A"	899,064
84,350		Comcast Corporation - Special Class "A"	1,582,406
57,200		H&R Block, Inc.	1,224,080
151,500		Home Depot, Inc.	3,548,130
35,600	*	Kohl's Corporation	1,425,424
127,100		Lowe's Companies, Inc.	2,637,325
62,900		McDonald's Corporation	3,536,238
162,400		News Corporation - Class "A"	2,442,496
29,500		NIKE, Inc. - Class "B"	1,758,495
64,100		Staples, Inc.	1,522,375
46,200		Target Corporation	2,147,838
283,300		Time Warner, Inc.	4,192,840
70,600	*	Viacom, Inc. - Class "B"	2,156,124
143,400		Walt Disney Company	4,474,080

			40,404,651

		Consumer Staples—14.7%
81,600		Altria Group, Inc.	1,677,696
75,800		Anheuser-Busch Companies, Inc.	4,708,696
85,600		Avon Products, Inc.	3,083,312
143,700		Coca-Cola Company	7,469,526
34,800		Colgate-Palmolive Company	2,404,680
24,700		Costco Wholesale Corporation	1,732,458
91,600		CVS Caremark Corporation	3,624,612
36,400		General Mills, Inc.	2,212,028
34,100		Hershey Company	1,117,798
61,800		Kimberly-Clark Corporation	3,694,404
123,724		Kraft Foods, Inc. - Class "A"	3,519,948
106,900		PepsiCo, Inc.	6,797,771
94,900		Philip Morris International, Inc.	4,687,111
131,940		Procter & Gamble Company	8,023,272
108,200		Walgreen Company	3,517,582
143,630		Wal-Mart Stores, Inc.	8,072,006

			66,342,900

		Energy—14.8%
39,300		BP PLC (ADR)	2,734,101
121,900		Chevron Corporation	12,083,947
89,870		ConocoPhillips	8,482,829

209,100		ExxonMobil Corporation	18,427,983
105,790		Halliburton Company	5,614,275
17,500		Hess Corporation	2,208,325
26,500		Marathon Oil Corporation	1,374,555
75,200		Schlumberger, Ltd.	8,078,736
92,150		Spectra Energy Corporation	2,648,391
26,951		Transocean, Inc.	4,107,063
33,500		Valero Energy Corporation	1,379,530

			67,139,735

		Financials—11.3%
38,000		ACE, Ltd.	2,093,420
48,700		Allstate Corporation	2,220,233
98,500		American Express Company	3,710,495
99,100		American International Group, Inc.	2,622,186
133,966		Bank of America Corporation	3,197,768
147,187		Bank of New York Mellon Corporation	5,568,084
850	*	Berkshire Hathaway, Inc. - Class "B"	3,410,200
45,500		Capital One Financial Corporation	1,729,455
48,000		Chubb Corporation	2,352,480
159,600		Citigroup, Inc.	2,674,896
174,068		JPMorgan Chase & Company	5,972,273
55,300		Marsh & McLennan Companies, Inc.	1,468,215
53,300		Merrill Lynch & Company, Inc.	1,690,143
65,300		Morgan Stanley	2,355,371
20,000		PNC Financial Services Group, Inc.	1,142,000
22,500		SunTrust Banks, Inc.	814,950
48,700		Travelers Companies, Inc.	2,113,580
64,500		U.S. Bancorp	1,798,905
73,400		Wachovia Corporation	1,139,902
117,400		Wells Fargo & Company	2,788,250

			50,862,806

		Health Care—13.6%
93,100		Abbott Laboratories	4,931,507
56,200		Aetna, Inc.	2,277,786
76,500	*	Amgen, Inc.	3,607,740
27,300		Baxter International, Inc.	1,745,562
136,300		Bristol-Myers Squibb Company	2,798,239
46,725		Covidien, Ltd.	2,237,660
26,200	*	Genentech, Inc.	1,988,580
184,800		Johnson & Johnson	11,890,032
42,300		McKesson Corporation	2,364,993
90,700		Medtronic, Inc.	4,693,725
91,800		Merck & Company, Inc.	3,459,942
80,300		Novartis AG (ADR)	4,419,712
391,760		Pfizer, Inc.	6,844,047
31,700	*	St. Jude Medical, Inc.	1,295,896
44,200		Teva Pharmaceutical Industries, Ltd. (ADR)	2,024,360
60,600		UnitedHealth Group, Inc.	1,590,750
66,100		Wyeth	3,170,156

			61,340,687

		Industrials—10.8%
56,100		3M Company	3,903,999
21,200		Boeing Company	1,393,264

15,100		Caterpillar, Inc.	1,114,682
45,600		Dover Corporation	2,205,672
17,800		Eaton Corporation	1,512,466
70,700		Emerson Electric Company	3,496,115
454,200		General Electric Company	12,122,598
51,500		Honeywell International, Inc.	2,589,420
46,200		Illinois Tool Works, Inc.	2,194,962
37,800		ITT Corporation	2,393,874
33,700		Lockheed Martin Corporation	3,324,842
30,700		Northrop Grumman Corporation	2,053,830
55,725		Tyco International, Ltd.	2,231,229
34,700		United Parcel Service, Inc. - Class "B"	2,133,009
102,700		United Technologies Corporation	6,336,590

			49,006,552

		Information Technology—18.1%
36,320		Accenture, Ltd. - Class "A"	1,478,951
36,000		Analog Devices, Inc.	1,143,720
17,400	*	Apple, Inc.	2,913,456
72,100		Applied Materials, Inc.	1,376,389
31,800		Automatic Data Processing, Inc.	1,332,420
272,200	*	Cisco Systems, Inc.	6,331,372
92,000		Corning, Inc.	2,120,600
183,700	*	Dell, Inc.	4,019,356
31,500	*	eBay, Inc.	860,895
226,625	*	EMC Corporation	3,329,121
134,300		Hewlett-Packard Company	5,937,403
251,400		Intel Corporation	5,400,072
70,100		International Business Machines Corporation	8,308,953
555,945		Microsoft Corporation	15,294,047
139,400		Nokia Corporation - Class "A" (ADR)	3,415,300
183,300	*	Oracle Corporation	3,849,300
60,170		QUALCOMM, Inc.	2,669,743
99,100	*	Symantec Corporation	1,917,585
109,900		Texas Instruments, Inc.	3,094,784
50,225		Tyco Electronics, Ltd.	1,799,060
103,200		Western Union Company	2,551,104
90,100		Xerox Corporation	1,221,756
68,100	*	Yahoo!, Inc.	1,406,946

			81,772,333

		Materials—3.1%
58,600		Alcoa, Inc.	2,087,332
96,900		Dow Chemical Company	3,382,779
77,600		DuPont (E.I.) de Nemours & Company	3,328,264
54,500		International Paper Company	1,269,850
21,300		Newmont Mining Corporation	1,111,008
31,400		PPG Industries, Inc.	1,801,418
18,900		Weyerhaeuser Company	966,546

			13,947,197

		Telecommunication Services—2.7%
190,000		AT&T, Inc.	6,401,100
159,000		Verizon Communications, Inc.	5,628,600

			12,029,700

		Utilities—1.3%

28,400		American Electric Power Company, Inc.	1,142,532
177,700		Duke Energy Corporation	3,088,426
23,500		FPL Group, Inc.	1,541,130

			5,772,088

Total Value of Common Stocks (cost $346,413,721)			448,618,649

		SHORT-TERM INVESTMENTS—.9%
		Money Market Fund
		First Investors Cash Reserve Fund, 2.24%
$4,000	M	(cost $4,000,000) **	4,000,000

Total Value of Investments (cost $350,413,721)		100.2%	452,618,649
Excess of Liabilities Over Other Assets		(.2)	($727,798)

Net Assets		100.0%	$ 451,890,851

*	Non-income producing

**	Affiliated unregistered money market fund available
only to First Investors funds and certain accounts
managed by First Investors Management
Company, Inc. Rate shown is the 7-day yield
at June 30, 2008.

Summary of Abreviations:
ADR American Depositary Receipts

At June 30, 2008, the cost of investments
for federal income tax purposes was
$358,527,074. Accumulated net unrealized
appreciation on investments was
$94,091,575, consisting of $121,395,843
gross unrealized appreciation and
$27,304,268 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—99.3%
		Consumer Discretionary—12.9%
95,000		bebe stores, inc.	$ 912,950
110,000		BorgWarner, Inc.	4,881,800
255,000		Brown Shoe Company, Inc.	3,455,250
120,000	*	Carter's, Inc.	1,658,400
200,000		CBS Corporation - Class "B"	3,898,000
186,600	*	CEC Entertainment, Inc.	5,226,666
150,000		Cinemark Holdings, Inc.	1,959,000
150,000		Clear Channel Communications, Inc.	5,280,000
130,300	*	Coach, Inc.	3,763,064
100,000	*	Eddie Bauer Holdings, Inc.	415,000
70,000		Genuine Parts Company	2,777,600
100,000		H&R Block, Inc.	2,140,000
235,000		Home Depot, Inc.	5,503,700
55,000		J.C. Penney Company, Inc.	1,995,950
210,000	*	Jack in the Box, Inc.	4,706,100
203,900	*	Lincoln Educational Services Corporation	2,371,357
90,000		Luxottica Group SpA (ADR)	2,099,700
145,000		McDonald's Corporation	8,151,900
385,000	*	Morgans Hotel Group Company	3,965,500
79,800		Movado Group, Inc.	1,580,040
175,000		Newell Rubbermaid, Inc.	2,938,250
50,000		Polo Ralph Lauren Corporation - Class "A"	3,139,000
245,000		Ruby Tuesday, Inc.	1,323,000
50,000		Sherwin-Williams Company	2,296,500
200,000		Staples, Inc.	4,750,000
100,000	*	Steiner Leisure, Ltd.	2,835,000
112,500	*	Viacom, Inc. - Class "B"	3,435,750
212,100	*	Westwood One, Inc.	263,004
240,000		Wyndham Worldwide Corporation	4,298,400

			92,020,881

		Consumer Staples—11.6%
352,900		Altria Group, Inc.	7,255,624
130,000		Avon Products, Inc.	4,682,600
60,000	*	Chattem, Inc.	3,903,000
67,500		Coca-Cola Company	3,508,650
230,000		CVS Caremark Corporation	9,101,100
107,263		Kraft Foods, Inc. - Class "A"	3,051,632
485,000		Nu Skin Enterprises, Inc. - Class "A"	7,236,200
50,000		PepsiCo, Inc.	3,179,500
225,000		Philip Morris International, Inc.	11,112,750
77,500		Procter & Gamble Company	4,712,775

230,000		Safeway, Inc.	6,566,500
87,050		Tootsie Roll Industries, Inc.	2,187,566
250,000		Walgreen Company	8,127,500
150,000		Wal-Mart Stores, Inc.	8,430,000

			83,055,397

		Energy—11.1%
60,000		Anadarko Petroleum Corporation	4,490,400
400	*	Bristow Group, Inc.	19,796
255,000	*	Cal Dive International, Inc.	3,643,950
50,000		Chesapeake Energy Corporation	3,298,000
90,000		ConocoPhillips	8,495,100
115,000		ExxonMobil Corporation	10,134,950
7,153		Hugoton Royalty Trust	264,661
33,096		Marathon Oil Corporation	1,716,690
160,000		Noble Corporation	10,393,600
90,000		Sasol, Ltd. (ADR)	5,304,600
190,000		Suncor Energy, Inc.	11,042,800
55,000		Transocean, Inc.	8,381,450
75,000		World Fuel Services Corporation	1,645,500
150,000		XTO Energy, Inc.	10,276,500

			79,107,997

		Financials—8.8%
52,000		American Express Company	1,958,840
110,000		American International Group, Inc.	2,910,600
110,000		Astoria Financial Corporation	2,208,800
150,000		Bank of America Corporation	3,580,500
182,000		Brookline Bancorp, Inc.	1,738,100
65,380		Capital One Financial Corporation	2,485,094
114,000		Citigroup, Inc.	1,910,640
200,000		Colonial BancGroup, Inc.	884,000
100,000		Discover Financial Services	1,317,000
180,000	*	First Mercury Financial Corporation	3,175,200
50,000		Hartford Financial Services Group, Inc.	3,228,500
177,500		JPMorgan Chase & Company	6,090,025
91,000		KeyCorp	999,180
40,000		Merrill Lynch & Company, Inc.	1,268,400
70,000		Morgan Stanley	2,524,900
200,000		New York Community Bancorp, Inc.	3,568,000
265,000		NewAlliance Bancshares, Inc.	3,307,200
130,000		South Financial Group, Inc.	509,600
176,000		Sovereign Bancorp, Inc.	1,295,360
320,000		Sunstone Hotel Investors, Inc. (REIT)	5,312,000
50,000		SunTrust Banks, Inc.	1,811,000
200,000		U.S. Bancorp	5,578,000
40,000		Wachovia Corporation	621,200
60,000		Webster Financial Corporation	1,116,000
140,000		Wells Fargo & Company	3,325,000

			62,723,139

		Health Care—10.9%
140,000		Abbott Laboratories	7,415,800
100,000		Aetna, Inc.	4,053,000
46,700	*	Amgen, Inc.	2,202,372
120,000	*	Barr Pharmaceuticals, Inc.	5,409,600
22,417		Baxter International, Inc.	1,433,343
20,000	*	Genentech, Inc.	1,518,000

175,000		Johnson & Johnson	11,259,500
50,000	*	Laboratory Corporation of America Holdings	3,481,500
75,000		Medtronic, Inc.	3,881,250
100,000		Merck & Company, Inc.	3,769,000
425,000		Pfizer, Inc.	7,424,750
125,000		Sanofi-Aventis (ADR)	4,153,750
125,000	*	St. Jude Medical, Inc.	5,110,000
115,000	*	Thermo Fisher Scientific, Inc.	6,408,950
90,000	*	TriZetto Group, Inc.	1,924,200
175,000		Wyeth	8,393,000

			77,838,015

		Industrials—18.9%
155,000		3M Company	10,786,450
285,000	*	AAR Corporation	3,856,050
84,600		Alexander & Baldwin, Inc.	3,853,530
259,300	*	Altra Holdings, Inc.	4,358,833
185,000		Armstrong World Industries, Inc.	5,405,700
155,000		Avery Dennison Corporation	6,809,150
175,000		Barnes Group, Inc.	4,040,750
100,000	*	BE Aerospace, Inc.	2,329,000
75,000		Burlington Northern Santa Fe Corporation	7,491,750
125,000		Chicago Bridge & Iron Company NV - NY Shares	4,977,500
75,000		Dover Corporation	3,627,750
325,000		General Electric Company	8,674,250
130,000		Harsco Corporation	7,073,300
140,000		Honeywell International, Inc.	7,039,200
110,000		IDEX Corporation	4,052,400
137,500		Illinois Tool Works, Inc.	6,532,625
55,000		Lockheed Martin Corporation	5,426,300
315,000	*	Mobile Mini, Inc.	6,300,000
90,000		Northrop Grumman Corporation	6,021,000
110,000	*	PGT, Inc.	378,400
100,000	*	Pinnacle Airlines Corporation	316,000
45,000		Precision Castparts Corporation	4,336,650
300,100		TAL International Group, Inc.	6,824,274
60,000		Textainer Group Holdings, Ltd.	1,171,800
100,000		Tyco International, Ltd.	4,004,000
145,000		United Technologies Corporation	8,946,500

			134,633,162

		Information Technology—16.2%
30,000	*	CACI International, Inc. - Class "A"	1,373,100
400,000	*	Cisco Systems, Inc.	9,304,000
205,000	*	Electronics for Imaging, Inc.	2,993,000
371,000	*	EMC Corporation	5,449,990
300,000	*	Entrust, Inc.	882,000
190,000		Harris Corporation	9,593,100
140,000		Hewlett-Packard Company	6,189,400
185,000		Intel Corporation	3,973,800
115,000		International Business Machines Corporation	13,630,950
200,000	*	Macrovision Solutions Corporation	2,992,000
400,000		Microsoft Corporation	11,004,000
157,200	*	NCI, Inc. - Class "A"	3,596,736
275,000		Nokia Corporation - Class "A" (ADR)	6,737,500
200,000	*	Parametric Technology Corporation	3,334,000

175,000			QUALCOMM, Inc.	7,764,750
125,000		*	SI International, Inc.	2,617,500
350,000		*	Symantec Corporation	6,772,500
475,000		*	TIBCO Software, Inc.	3,633,750
48,750			Tyco Electronics, Ltd.	1,746,225
85,000		*	ValueClick, Inc.	1,287,750
150,000			Western Union Company	3,708,000
100,000		*	Wright Express Corporation	2,480,000
200,000			Xilinx, Inc.	5,050,000

				116,114,051

			Materials—6.0%
200,000			Celanese Corporation - Series "A"	9,132,000
85,000			Dow Chemical Company	2,967,350
70,000			Freeport-McMoRan Copper & Gold, Inc.	8,203,300
135,000			Lubrizol Corporation	6,254,550
70,000			PPG Industries, Inc.	4,015,900
65,000			Praxair, Inc.	6,125,600
235,000			RPM International, Inc.	4,841,000
150,000			Temple-Inland, Inc.	1,690,500

				43,230,200

			Telecommunication Services—2.2%
200,000			AT&T, Inc.	6,738,000
250,000			Verizon Communications, Inc.	8,850,000

				15,588,000

			Utilities—.7%
115,400			Atmos Energy Corporation	3,181,578
50,000			Consolidated Edison, Inc.	1,954,500

				5,136,078

Total Value of Common Stocks (cost $626,577,874)				709,446,920

			SHORT-TERM INVESTMENTS—.2%
			Money Market Fund
$1,640	M		First Investors Cash Reserve Fund, 2.24%
			(cost $1,640,000) **	1,640,000

Total Value of Investments (cost $628,217,874)			99.5%	711,086,920
Other Assets, Less Liabilities			.5	3,688,360

Net Assets			100.0%	$ 714,775,280

*	Non-income producing

**	Affiliated unregistered money market fund available
only to First Investors funds and certain accounts
managed by First Investors Management
Company, Inc. Rate shown is the 7-day yield at
June 30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for
federal income tax purposes was
$632,206,808. Accumulated net unrealized
appreciation on investments was
$78,880,112, consisting of $171,917,015
gross unrealized appreciation and
$93,036,903 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—94.2%
		United States—41.8%
18,310		Abbott Laboratories	$ 969,881
19,300		Accenture, Ltd. - Class "A"	785,896
17,065		ACE, Ltd.	940,111
13,485	*	Akamai Technologies, Inc.	469,143
37,885		Alcoa, Inc.	1,349,464
42,775		American Eagle Outfitters, Inc.	583,023
58,815		American Electric Power Company, Inc.	2,366,127
18,373		American International Group, Inc.	486,150
48,235	*	Amgen, Inc.	2,274,763
29,735		Apache Corporation	4,133,165
2,600	*	Apple, Inc.	435,344
39,800		Applied Materials, Inc.	759,782
81,835		AT&T, Inc.	2,757,021
27,000		Bank of America Corporation	644,490
14,000	*	Broadcom Corporation - Class "A"	382,060
40,005		Caterpillar, Inc.	2,953,169
130,385	*	Cisco Systems, Inc.	3,032,755
104,890		Citigroup, Inc.	1,757,956
14,990		ConocoPhillips	1,414,906
114,080		Corning, Inc.	2,629,544
53,485	*	Coventry Health Care, Inc.	1,627,014
27,580		Covidien, Ltd.	1,320,806
24,200		CVS Caremark Corporation	957,594
13,050		Eli Lilly & Company	602,388
182,090	*	EMC Corporation	2,674,902
18,025		EOG Resources, Inc.	2,364,880
37,855		Exelon Corporation	3,405,436
44,300		ExxonMobil Corporation	3,904,159
6,200		Franklin Resources, Inc.	568,230
27,315		Freeport-McMoRan Copper & Gold, Inc.	3,201,045
26,685	*	Genentech, Inc.	2,025,392
91,160		General Electric Company	2,433,060
10,900	*	Genzyme Corporation	785,018
4,015		Goldman Sachs Group, Inc.	702,223
3,145	*	Google, Inc. - Class "A"	1,655,591
8,400		Graco, Inc.	319,788
18,600	*	Gymboree Corporation	745,302
17,756		Halliburton Company	942,311
15,300	*	Hercules Offshore, Inc.	581,706
2,800		Hess Corporation	353,332
80,585		Hewlett-Packard Company	3,562,663
33,580		Honeywell International, Inc.	1,688,402
42,000		Intel Corporation	902,160
7,800		International Business Machines Corporation	924,534

225,539		Invesco PLC	5,408,425
54,675		JPMorgan Chase & Company	1,875,899
83,295	*	Kohl's Corporation	3,335,132
11,530		Lockheed Martin Corporation	1,137,550
28,305		Manpower, Inc.	1,648,483
50,765		Medtronic, Inc.	2,627,089
16,000		Merck & Company, Inc.	603,040
112,310		Microsoft Corporation	3,089,648
16,300		Morgan Stanley	587,941
9,800	*	National Oilwell Varco, Inc.	869,456
15,900		NIKE, Inc. - Class "B"	947,799
8,900		Noble Corporation	578,144
137,510	*	Oracle Corporation	2,887,710
18,100		Oshkosh Truck Corporation	374,489
22,890		PepsiCo, Inc.	1,455,575
48,550		Philip Morris International, Inc.	2,397,884
41,210		PNC Financial Services Group, Inc.	2,353,091
9,200		Precision Castparts Corporation	886,604
4,800	*	Priceline.com, Inc.	554,208
30,270		Procter & Gamble Company	1,840,719
32,610		QUALCOMM, Inc.	1,446,906
46,510		Schering-Plough Corporation	915,782
11,400		Schlumberger, Ltd.	1,224,702
22,600		St Mary Land & Exploration Company	1,460,864
17,100	*	St. Jude Medical, Inc.	699,048
69,930		Staples, Inc.	1,660,837
5,475		State Street Corporation	350,345
10,200	*	Terex Corporation	523,974
33,220	*	Thomas & Betts Corporation	1,257,377
24,508		Transocean, Inc.	3,734,774
5,400		Union Pacific Corporation	407,700
50,990		UnitedHealth Group, Inc.	1,338,488
26,600		W.R. Berkley Corporation	642,656
54,885		Wachovia Corporation	852,364
42,070		Wal-Mart Stores, Inc.	2,364,334
8,200	*	Waters Corporation	528,900
23,400	*	WellPoint, Inc.	1,115,244
55,985		Western Union Company	1,383,949
20,645		Williams Companies, Inc.	832,200
8,020	*	Zimmer Holdings, Inc.	545,761

			128,117,777

		United Kingdom—11.5%
31,871		AstraZeneca PLC	1,358,642
103,977		BG Group PLC	2,704,598
55,550		BHP Billiton PLC	2,122,634
215,868		British Airways PLC	924,744
64,149		British Land Company PLC	904,523
56,818		Imperial Tobacco Group PLC	2,115,678
28,083		Johnson Matthey PLC	1,031,728
52,572		Reckitt Benckiser PLC	2,662,761
125,704		SABMiller PLC	2,881,983
191,256		Smith & Nephew PLC	2,108,700
105,842		Standard Chartered PLC	3,012,201
1,206,836		Vodafone Group PLC	3,582,295
200,147		Wolseley PLC	1,499,698
104,876		Xstrata PLC	8,398,930

			35,309,115

		France—5.7%
43,067		Air France	1,034,097
22,945		Axa	681,807
22,501		BNP Paribas SA	2,039,873
24,065		Bouygues SA	1,598,520
45,582		Essilor International SA	2,789,357
73,929		France Telecom SA	2,179,316
7,644		Compagnie Generale des Etablissement Michelin - Class "B"	549,665
40,925		Sanofi-Aventis	2,735,856
16,472		Schneider Electric SA	1,780,595
35,238		Veolia Environment	1,978,147

			17,367,233

		Japan—4.7%
67,550		Canon, Inc.	3,479,298
42,500		Honda Motor Company, Ltd.	1,447,337
1,162		Japan Tobacco, Inc.	4,965,671
66,000		Mitsubishi Estate Company, Ltd.	1,512,948
102,000		Mitsui & Co., Ltd.	2,256,403
104,000		Toshiba Corporation	768,190

			14,429,847

		Switzerland—4.4%
31,300		ABB, Ltd. (ADR)	886,416
20,021		ABB, Ltd. - Registered	571,186
48,510		Julius Baer Holding, Ltd. AG - Registered	3,286,069
116,400		Nestle SA - Registered	5,274,911
13,083		Synthes, Inc.	1,808,449
82,700	*	UBS AG - Registered	1,740,711

			13,567,742

		Germany—3.6%
18,641		Allianz AG	3,283,835
12,641		Deutsche Boerse AG	1,428,013
12,181		Deutsche Postbank AG	1,068,404
12,730		E.ON AG	2,569,065
25,116		Siemens AG	2,774,750

			11,124,067

		Canada—3.5%
10,260		Agrium, Inc.	1,103,360
27,400		Brookfield Asset Management, Inc. - Class "A"	893,933
25,400		Canadian Imperial Bank of Commerce	1,400,248
48,400		Canadian Natural Resources, Ltd.	4,874,110
105,100		Talisman Energy, Inc.	2,330,836
11,700		Yamana Gold, Inc.	193,518

			10,796,005

		Netherlands—3.0%
145,760		Aegon NV	1,932,061
34,113		ArcelorMittal	3,375,290
94,080		ASML Holding NV	2,319,761
51,394		Unilever NV	1,459,956

			9,087,068

		Brazil—2.6%
34,500		Banco Bradesco SA (ADR)	705,870
46,375		Banco Itau Holding Financeira SA (ADR)	941,876
112,700		Bolsa de Mercadorias e Futuros	978,552

64,325		Companhia Vale do Rio Doce (ADR)	2,304,122
19,000	*	MMX Mineracao e Metalicos SA	588,815
33,700		Petroleo Brasileiro SA (ADR)	2,386,971

			7,906,206

		Ireland—1.9%
98,100	*	Elan Corporation PLC (ADR)	3,487,455
77,200	*	Ryanair Holdings PLC (ADR)	2,213,324

			5,700,779

		Finland—1.8%
27,948		Fortum OYJ	1,420,518
19,700		Nokia Corporation - Class "A" (ADR)	482,650
145,646		Nokia OYJ	3,554,524

			5,457,692

		Norway—1.7%
12,150		Aker Kvaerner ASA	286,846
138,500		Norsk Hydro ASA	2,023,069
82,400		Telenor ASA	1,549,818
15,600		Yara International ASA	1,381,303

			5,241,036

		China—1.2%
2,926,000		Bank of China, Ltd.	1,302,121
182,000		China Communications Construction Company, Ltd.	311,368
479,500		China Merchants Bank Company, Ltd.	1,506,614
4,900		PetroChina Company, Ltd. (ADR)	631,414

			3,751,517

		South Africa—1.0%
44,968		Impala Platinum Holdings, Ltd.	1,775,019
73,314		MTN Group, Ltd.	1,165,996

			2,941,015

		Spain—.9%
152,366		Banco Santander SA	2,801,499

		Austria—.9%
35,057		OMV AG	2,753,966

		Hong Kong—.7%
972,888		Shangri-La Asia, Ltd.	2,270,814

		Israel—.7%
49,400		Teva Pharmaceutical Industries, Ltd. (ADR)	2,262,520

		Sweden—.6%
140,800		Sandvik AB	1,931,060

		Denmark—.6%
27,600		Novo Nordisk A/S - Series "B"	1,807,561

		Russia—.4%
118,400		Rosneft Oil Company (GDR)	1,375,808

		India—.3%
22,200		Infosys Technologies, Ltd. (ADR)	964,812

		Egypt—.3%
12,893		Orascom Telecom Holding SAE (GDR)	825,152

		Australia—.2%
50,422		Caltex Australia, Ltd.	631,938

		Qatar—.1%
45,000	*	Commercial Bank of Qatar (GDR)	382,500

		Mexico—.1%
20,100		Grupo Aeroportuario del Centro Norte SA de CV (ADR)	333,258

		South Korea—.0%

158		LG Electronics, Inc.	17,899

Total Value of Common Stocks (cost $273,180,340)			289,155,886

		SHORT-TERM INVESTMENTS—4.9%
		Money Market Fund
$15,050	M	First Investors Cash Reserve Fund, 2.24% (cost $15,050,000) **	15,050,000

Total Value of Investments (cost $288,230,340)		99.1%	304,205,886
Other Assets, Less Liabilities		.9	2,606,811

Net Assets		100.0%	$ 306,812,697

*	Non income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for federal
income tax purposes was $288,948,402. Accumulated net
unrealized appreciation on investments was $15,257,484,
consisting of $34,851,618 gross unrealized appreciation
and $19,594,134 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—97.9%
		Consumer Discretionary—11.3%
238,000	*	Aeropostale, Inc.	$ 7,456,540
104,200		Autoliv, Inc.	4,857,804
145,400	*	Fossil, Inc.	4,226,778
178,100		Guess?, Inc.	6,669,845
110,400		Omnicom Group, Inc.	4,954,752

			28,165,719

		Consumer Staples—6.0%
115,400		Church & Dwight Company, Inc.	6,502,790
120,650		Colgate-Palmolive Company	8,336,915

			14,839,705

		Energy—12.9%
54,400		ExxonMobil Corporation	4,794,272
27,550		Hess Corporation	3,476,535
101,800	*	National-Oilwell Varco, Inc.	9,031,696
69,450		Noble Energy, Inc.	6,983,892
86,600		Occidental Petroleum Corporation	7,781,876

			32,068,271

		Financials—7.6%
96,600		Assurant, Inc.	6,371,736
100,660		Bank of New York Mellon Corporation	3,807,968
154,800	*	Nasdaq OMX Group, Inc.	4,109,940
68,600		Northern Trust Corporation	4,703,902

			18,993,546

		Health Care—17.7%
90,400		Becton, Dickinson & Company	7,349,520
112,600	*	Express Scripts, Inc.	7,062,272
122,100	*	Gilead Sciences, Inc.	6,465,195
21,920	*	Intuitive Surgical, Inc.	5,905,248
133,000	*	OSI Pharmaceuticals, Inc.	5,495,560
189,600		Perrigo Company	6,023,592
110,300	*	Varian Medical Systems, Inc.	5,719,055

			44,020,442

		Industrials—14.3%
108,600	*	AGCO Corporation	5,691,726
81,100		Danaher Corporation	6,269,030
129,200		Dover Corporation	6,249,404
80,900	*	Jacobs Engineering Group, Inc.	6,528,630
170,260		Manitowoc Company, Inc.	5,538,558
86,000		United Technologies Corporation	5,306,200

			35,583,548

		Information Technology—25.9%
122,470		Amphenol Corporation - Class "A"	5,496,453

181,700		*	BMC Software, Inc.	6,541,200
26,825			FactSet Research Systems, Inc.	1,511,857
11,065		*	Google, Inc. - Class "A"	5,824,837
138,600			Harris Corporation	6,997,914
152,300			Hewlett-Packard Company	6,733,183
56,000			International Business Machines Corporation	6,637,680
237,600			Microsoft Corporation	6,536,376
359,400		*	Oracle Corporation	7,547,400
365,000		*	Parametric Technology Corporation	6,084,550
157,500			Texas Instruments, Inc.	4,435,200

				64,346,650

			Materials—2.2%
101,800			Sigma-Aldrich Corporation	5,482,948

Total Value of Common Stocks (cost $238,928,040)				243,500,829

			SHORT-TERM INVESTMENTS—2.2%
			Money Market Fund
$5,525	M		First Investors Cash Reserve Fund, 2.24% (cost $5,525,000) **	5,525,000

Total Value of Investments (cost $244,453,040)			100.1%	249,025,829
Excess of Liabilities Over Other Assets			(.1)	(205,548)

Net Assets			100.0%	$ 248,820,281

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2008.

At June 30, 2008, the cost of investments for federal income tax purposes was $244,455,882. Accumulated net unrealized
appreciation on investments was $4,569,947, consisting of
$20,132,781 gross unrealized appreciation and $15,562,834
gross unrealized depreciation.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2008

Shares		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—12.1%
170,000		BorgWarner, Inc.	$ 7,544,600
220,000		Brown Shoe Company, Inc.	2,981,000
45,000	*	CEC Entertainment, Inc.	1,260,450
225,000		Cinemark Holdings, Inc.	2,938,500
150,000	*	Coach, Inc.	4,332,000
155,000	*	Jack in the Box, Inc.	3,473,550
210,000	*	Morgans Hotel Group Company	2,163,000
135,000		Nordstrom, Inc.	4,090,500
65,000		Polo Ralph Lauren Corporation - Class "A"	4,080,700
165,000	*	Red Robin Gourmet Burgers, Inc.	4,577,100
117,500		Tiffany & Company	4,788,125
225,000	*	Warnaco Group, Inc.	9,915,750
150,000		Wolverine World Wide, Inc.	4,000,500

			56,145,775

		Consumer Staples—6.1%
100,000		Altria Group, Inc.	2,056,000
220,000	*	Dean Foods Company	4,316,400
320,000		Nu Skin Enterprises, Inc. - Class "A"	4,774,400
95,000		Philip Morris International, Inc.	4,692,050
175,000		Safeway, Inc.	4,996,250
375,000		Sara Lee Corporation	4,593,750
119,480		Tootsie Roll Industries, Inc.	3,002,532

			28,431,382

		Energy—12.8%
400	*	Bristow Group, Inc.	19,796
280,000	*	Cal Dive International, Inc.	4,001,200
70,000		Chesapeake Energy Corporation	4,617,200
50,000		EOG Resources, Inc.	6,560,000
35,000		Hess Corporation	4,416,650
90,000	*	National-Oilwell Varco, Inc.	7,984,800
100,000	*	Plains Exploration & Production Company	7,297,000
200,000		Talisman Energy, Inc.	4,426,000
45,000		Transocean, Inc.	6,857,550
165,000	*	Weatherford International, Ltd.	8,182,350
75,000		XTO Energy, Inc.	5,138,250

			59,500,796

		Financials—9.7%
75,000		City National Corporation	3,155,250
222,500		Colonial BancGroup, Inc.	983,450
160,000		Discover Financial Services	2,107,200

150,000		Douglas Emmett, Inc. (REIT)	3,295,500
32,500		Federal Realty Investment Trust (REIT)	2,242,500
105,000		HCP, Inc. (REIT)	3,340,050
150,000		Lazard, Ltd. - Class "A"	5,122,500
125,000	*	Nasdaq OMX Group, Inc.	3,318,750
220,000		NewAlliance Bancshares, Inc.	2,745,600
105,000		Protective Life Corporation	3,995,250
190,000		Sovereign Bancorp, Inc.	1,398,400
235,000		Sunstone Hotel Investors, Inc. (REIT)	3,901,000
200,000		Waddell & Reed Financial, Inc. - Class "A"	7,002,000
71,000		Zions Bancorporation	2,235,790

			44,843,240

		Health Care—13.1%
145,000	*	Barr Pharmaceuticals, Inc.	6,536,600
80,000		Beckman Coulter, Inc.	5,402,400
145,000	*	Community Health Systems, Inc.	4,782,100
185,000		DENTSPLY International, Inc.	6,808,000
380,000	*	Exelixis, Inc.	1,900,000
130,000	*	Gilead Sciences, Inc.	6,883,500
75,000	*	Laboratory Corporation of America Holdings	5,222,250
100,000		McKesson Corporation	5,591,000
177,800	*	Psychiatric Solutions, Inc.	6,727,952
130,000	*	St. Jude Medical, Inc.	5,314,400
100,000	*	Thermo Fisher Scientific, Inc.	5,573,000

			60,741,202

		Industrials—16.9%
245,000	*	AAR Corporation	3,314,850
135,000		Armstrong World Industries, Inc.	3,944,700
125,000		Avery Dennison Corporation	5,491,250
159,500		Baldor Electric Company	5,579,310
185,900		Chicago Bridge & Iron Company NV - NY Shares	7,402,538
95,000		Dover Corporation	4,595,150
90,000	*	Esterline Technologies Corporation	4,433,400
115,000		Harsco Corporation	6,257,150
160,000		IDEX Corporation	5,894,400
160,000		J.B. Hunt Transport Services, Inc.	5,324,800
90,000		Manpower, Inc.	5,241,600
292,962	*	Mobile Mini, Inc.	5,859,240
35,000		Northrop Grumman Corporation	2,341,500
20,000		Precision Castparts Corporation	1,927,400
115,000		Rolls-Royce Group PLC (ADR)	3,907,942
108,000		Roper Industries, Inc.	7,115,040

			78,630,270

		Information Technology—11.8%
325,000	*	Cadence Design Systems, Inc.	3,282,500
205,000	*	Electronics for Imaging, Inc.	2,993,000
75,000	*	Fiserv, Inc.	3,402,750
145,000		Harris Corporation	7,321,050
160,000		Intersil Corporation - Class "A"	3,891,200
230,000	*	Intuit, Inc.	6,341,100
235,000	*	Macrovision Solutions Corporation	3,515,600
30,000	*	Mettler-Toledo International, Inc.	2,845,800
120,000	*	Open Text Corporation	3,852,000
255,000	*	Sybase, Inc.	7,502,100

202,725	*	Symantec Corporation	3,922,729
250,000		Technology Select Sector SPDR Fund	5,717,500

			54,587,329

		Materials—8.9%
150,000		Agrium, Inc.	16,131,000
72,500		Allegheny Technologies, Inc.	4,297,800
44,000		Freeport-McMoRan Copper & Gold, Inc.	5,156,360
110,000		Lubrizol Corporation	5,096,300
67,000		Praxair, Inc.	6,314,080
80,000		Sigma-Aldrich Corporation	4,308,800

			41,304,340

		Telecommunication Services—2.4%
250,000		Citizens Communications Company	2,835,000
215,000		NTELOS Holdings Corporation	5,454,550
180,000	*	tw telecom, inc.	2,885,400

			11,174,950

		Utilities—5.9%
111,000		AGL Resources, Inc.	3,838,380
110,000		California Water Service Group	3,604,700
100,000		Equitable Resources, Inc.	6,906,000
135,000		Portland General Electric Company	3,040,200
125,000		SCANA Corporation	4,625,000
120,000		Wisconsin Energy Corporation	5,426,400

			27,440,680

Total Value of Common Stocks (cost $397,309,030)		99.7%	462,799,964
Other Assets, Less Liabilities		.3	1,367,724

Net Assets		100.0%	$ 464,167,688

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for
federal income tax purposes was
$397,399,807. Accumulated net unrealized
appreciation on investments was
$65,400,157, consisting of $115,349,043
gross unrealized appreciation and
$49,948,886 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—94.6%
		Consumer Discretionary—13.4%
240,100	*	AnnTaylor Stores Corporation	$ 5,752,796
316,800		Callaway Golf Company	3,747,744
201,700	*	Goodyear Tire & Rubber Company	3,596,311
83,800		Hillenbrand, Inc.	1,793,320
193,000		Interactive Data Corporation	4,850,090
218,200		Penske Automotive Group, Inc.	3,216,268
179,100		PetSmart, Inc.	3,573,045
147,100		Phillips Van-Heusen Corporation	5,386,802
313,000		Regal Entertainment Group - Class "A"	4,782,640
119,800		Tempur-Pedic International, Inc.	935,638

			37,634,654

		Consumer Staples—6.0%
73,950		Church & Dwight Company, Inc.	4,167,082
156,800		Flower Foods, Inc.	4,443,712
130,400		Hormel Foods Corporation	4,513,144
91,100		J. M. Smucker Company	3,702,304

			16,826,242

		Energy—6.8%
131,400	*	Denbury Resources, Inc.	4,796,100
111,600	*	Plains Exploration & Production Company	8,143,452
58,700	*	Whiting Petroleum Corporation	6,226,896

			19,166,448

		Financials—12.7%
15,914	*	Alleghany Corporation	5,284,244
198,600		American Financial Group, Inc.	5,312,550
789,600		Anworth Mortgage Asset Corporation (REIT)	5,140,296
170,900		Arthur J. Gallagher & Company	4,118,690
134,700		FirstMerit Corporation	2,196,957
167,700		Harleysville Group, Inc.	5,673,291
734,100		MFA Mortgage Investments, Inc. (REIT)	4,786,332
115,900		Wilmington Trust Corporation	3,064,396

			35,576,756

		Health Care—11.5%
126,100	*	Invitrogen Corporation	4,950,686
244,500	*	K-V Pharmaceutical Company - Class "A"	4,726,185
175,100	*	Lincare Holdings, Inc.	4,972,840
132,700	*	Magellan Health Services, Inc.	4,913,881
154,852		PerkinElmer, Inc.	4,312,628

148,700			STERIS Corporation	4,276,612
95,300			West Pharmaceutical Services, Inc.	4,124,584

				32,277,416

			Industrials—16.2%
92,500			Alexander & Baldwin, Inc.	4,213,375
43,200		*	Alliant Techsystems, Inc.	4,392,576
51,700			Carlisle Companies, Inc.	1,499,300
107,100			CLARCOR, Inc.	3,759,210
132,200			Curtiss-Wright Corporation	5,914,628
128,000			Deluxe Corporation	2,280,960
174,800			Interface, Inc. - Class "A"	2,190,244
140,827		*	Kansas City Southern, Inc.	6,194,980
129,300			Pentair, Inc.	4,528,086
117,300			Robbins & Myers, Inc.	5,849,751
128,300			Woodward Governor Company	4,575,178

				45,398,288

			Information Technology—16.0%
163,650		*	Avnet, Inc.	4,464,372
314,500			AVX Corporation	3,556,995
96,800		*	Cabot Microelectronics Corporation	3,208,920
215,200		*	Checkpoint Systems, Inc.	4,493,376
432,900		*	Compuware Corporation	4,129,866
290,400		*	Convergys Corporation	4,315,344
232,300		*	Epicor Software Corporation	1,605,193
193,200			Fair Isaac Corporation	4,012,764
206,100		*	Sybase, Inc.	6,063,462
135,300		*	Varian Semiconductor Equipment Associates, Inc.	4,711,146
188,900		*	Verigy, Ltd.	4,289,919

				44,851,357

			Materials—3.6%
109,000			AptarGroup, Inc.	4,572,550
62,000			H.B. Fuller Company	1,391,280
67,700			Innospec, Inc.	1,274,114
77,400		*	RTI International Metals, Inc.	2,756,988

				9,994,932

			Telecommunication Services—3.4%
345,500		*	Premiere Global Services, Inc.	5,037,390
102,675			Telephone & Data Systems, Inc. - Special Shares	4,527,968

				9,565,358

			Utilities—5.0%
264,700			CMS Energy Corporation	3,944,030
432,000		*	Dynegy, Inc. - Class "A"	3,693,600
88,600			Energy East Corporation	2,190,192
184,800			Portland General Electric Company	4,161,696

				13,989,518

Total Value of Common Stocks (cost $248,707,220)				265,280,969

			SHORT-TERM INVESTMENTS—5.0%
			Money Market Fund
$14,045	M		First Investors Cash Reserve Fund, 2.24%
			(cost $14,045,000) **	14,045,000

Total Value of Investments (cost $262,752,220)			99.6%	279,325,969

Other Assets, Less Liabilities	.4	1,258,028

Net Assets	100.0%	$ 280,583,997

*	Non-income producing

**	Affiliated unregistered money market fund available
only to First Investors funds and certain accounts
managed by First Investors Management
Company, Inc. Rate shown is the 7-day yield at
June 30, 2008.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At June 30, 2008, the cost of investments for
federal income tax purposes was $262,958,938.
Accumulated net unrealized appreciation on
investments was $16,367,031, consisting of
$43,216,711 gross unrealized appreciation and
$26,849,680 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2008

Shares,
Warrants
or
Principal
Amount		Security	Value

		COMMON STOCKS—94.3%
		United Kingdom—17.8%
30,800		AMEC PLC	$ 545,545
128,900		BG Group PLC	3,352,883
207,819		British American Tobacco PLC	7,192,414
72,934		Diageo PLC	1,341,195
109,018		Imperial Tobacco Group PLC	4,059,400
44,982		Reckitt Benckiser Group PLC	2,278,329
588,445		Tesco PLC	4,324,890

			23,094,656

		Brazil—8.6%
86,675		Banco Itau Holding Financeira SA (ADR)	1,760,369
93,800		Companhia Vale Do Rio Doce (ADR)	3,359,916
75,896		Petroleo Brasileiro SA - Petrobras (ADR)	5,375,714
23,470		Souza Cruz SA	673,333

			11,169,332

		Japan—8.4%
25,100		Daito Trust Construction Company, Ltd.	1,219,424
91,750		Millea Holdings, Inc.	3,583,274
61,900		Mitsubishi Corporation	2,043,772
69,800		Mitsui & Company, Ltd.	1,544,088
52,600		Secom Company, Ltd.	2,560,408

			10,950,966

		Australia—8.0%
76,900		BHP Billiton, Ltd.	3,224,922
117,900		Coca-Cola Amatil, Ltd.	793,128
9,702		Incitec Pivot, Ltd.	1,722,441
14,100		Macquarie Group, Ltd.	658,149
14,500		Rio Tinto, Ltd.	1,885,466
59,322		WorleyParsons, Ltd.	2,155,300

			10,439,406

		Switzerland—6.6%
64,200		ABB, Ltd. - Registered	1,831,585
266		Lindt & Spruengli AG	736,684
1,400	*	Meyer Burger Technology AG	421,952
68,050		Nestle SA - Registered	3,083,829
14,138		Roche Holding AG - Genusscheine	2,553,890

			8,627,940

		Canada—6.1%
42,450		Canadian Natural Resources, Ltd.	4,274,916
62,242		Suncor Energy, Inc.	3,624,517

			7,899,433

		United States—5.6%
104,600		Philip Morris International, Inc.	5,166,194

13,800			Transocean, Inc.	2,102,982

				7,269,176

			Netherlands—5.0%
26,000			ArcelorMittal	2,572,554
27,125		*	Core Laboratories NV	3,861,244

				6,433,798

			Netherlands Antilles—4.6%
1,600			Schlumberger, Ltd.	172,806
54,350			Schlumberger, Ltd. (ADR)	5,838,820

				6,011,626

			Spain—3.6%
151,870			Enagas	4,307,011
6,900			Red Electrica de Espana	449,527

				4,756,538

			Germany—3.5%
22,400			RWE AG	2,821,616
15,100			Siemens AG - Registered	1,668,209

				4,489,825

			India—2.9%
4,943			Bharat Heavy Electricals, Ltd.	158,480
38,481			HDFC Bank, Ltd. (ADR)	2,757,548
7,600			Housing Development Finance Corporation, Ltd.	347,074
201,500			Infrastructure Development Finance Company, Ltd.	484,958

				3,748,060

			China—2.8%
1,861,200			CNOOC, Ltd.	3,203,266
2,400			CNOOC, Ltd. (ADR)	416,496

				3,619,762

			Mexico—2.4%
58,925			America Movil SAB de CV (ADR) - Series "L"	3,108,294

			Norway—2.0%
199,685			Orkla ASA	2,563,959

			Hong Kong—1.3%
54,969			Jardine Matheson Holdings, Ltd.	1,704,039

			Belgium—1.2%
21,935			InBev NV	1,523,389

			France—1.2%
11,451			Air Liquide SA	1,513,149

			Italy—1.2%
223,800			Maire Tecnimont SpA	1,510,923

			Denmark—.9%
18,800			Novo Nordisk A/S - Series "B"	1,231,237

			Singapore—.6%
88,700			Keppel Corporation, Ltd.	727,279

Total Value of Common Stocks (cost $115,346,628)				122,392,787

			WARRANTS (a)—4.9%
			India
135,215		*	Bharti Tele-Ventures, Ltd. (expiring 5/31/10)	2,266,744
17,921			HDFC Bank, Ltd. (expiring 6/28/10)	419,602
36,630			Housing Development Finance Corp., Ltd. (expiring 5/25/09)	1,672,819
226,079		*	ITC, Ltd. (expiring 5/5/10)	986,835
35,300		*	United Spirits, Ltd. (expiring 6/20/11)	1,022,041

Total Value of Warrants (cost $6,671,460)				6,368,041

			SHORT-TERM INVESTMENTS—2.0%
			Money Market Fund
$ 2,630	M		First Investors Cash Reserve Fund, 2.24% (cost $2,630,000) **	2,630,000

Total Value of Investments (cost $124,648,088)	101.2%	131,390,828
Excess of Liabilities Over Other Assets	(1.2)	(1,575,650)

Net Assets	100.0%	$ 129,815,178

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2008.

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June
30, 2008, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of
$6,368,041 representing 4.9% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2008, the cost of investments for federal income tax purposes was $124,777,413. Accumulated net unrealized
appreciation on investments was $6,613,415, consisting of
$9,497,002 gross unrealized appreciation and $2,883,587
gross unrealized depreciation.

Security Valuation –Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trusts’ Board of Trustees (the “Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 22, 2008